Financial Instruments with Off-Balance Sheet Risk	12 Months Ended
Dec. 31, 2011
Financial Instruments with Off-Balance Sheet Risk [Abstract]
Financial Instruments with Off-Balance Sheet Risk
Note 13 - Financial Instruments with Off-Balance Sheet Risk

The Company is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers.  These financial instruments include commitments to extend credit.  Those instruments involve, to varying degrees, elements of credit risk in excess of the amount recognized in the balance sheet.

The Company's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contractual amount of those instruments.  The Company uses the same credit policies in making commitments as it does for on-balance sheet instruments.

A summary of the Company's financial instrument commitments at December 31, 2011 and 2010 is as follows:

	2011	2010
	(In Thousands)
Commitments to grant loans	$1,891	$789
Unfunded commitments under lines of credit	4,311	3,827

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Since the commitments may expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  The Company evaluates each customer's credit worthiness on a case-by-case basis.  The amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management's credit evaluation.  Collateral held varies, but includes principally residential and commercial real estate.

The Company leases its Lakeside Office Park office in Southampton, PA.  This lease will expire on March 31, 2012 when Quaint Oak Bancorp relocates to 501 Knowles Avenue in Southampton, PA.  The Company entered into a ten year lease on this property with a renewal option for an additional five years. Minimum rental commitments for the next five years at December 31, 2011, are summarized as below:
Year	Rental Amount
(In Thousands)
2012	$34
2013	53
2014	53
2015	53
2016	58
Thereafter	308
$559